Capital Management and Financial Risk - Additional information (Details)	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Capital Management And Financial Risk [Line Item]
Allowance for credit loss on trade receivables	$ 0	$ 0
U.S dollar financial assets	26,539,000
Investments-uranium	$ 231,088,000	276,815,000
Increase uranium spot price	10.00%
Increase physical uranium	$ 23,109,000
Decrease uranium spot price	10.00%
Decrease physical uranium	$ 23,109,000
Fair value transfer between level 1, level 2 and level 3	0	0
MONGOLIA
Capital Management And Financial Risk [Line Item]
Fair value of Debentures	$ 0	$ 0
Credit spread | Convertible Debentures
Capital Management And Financial Risk [Line Item]
Credit spread	0.19
Volatility for shares | Convertible Debentures
Capital Management And Financial Risk [Line Item]
Credit spread	0.57